ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 36,522	$ 22,677	$ 30,711	$ 18,343
Increases	31,092	24,368	54,996	42,635
Decreases (utilized)	(28,391)	(20,947)	(46,680)	(34,219)
Adjustments		(2)	196	(663)
Balance at end of the period	39,223	26,096	39,223	26,096
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at beginning of the period	35,559	20,497	29,742	16,380
Increases	30,393	23,873	53,282	41,679
Decreases (utilized)	(27,974)	(20,614)	(45,317)	(33,643)
Adjustments		(32)	271	(692)
Balance at end of the period	37,978	23,724	37,978	23,724
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	963	2,180	969	1,963
Increases	699	495	1,714	956
Decreases (utilized)	(417)	(333)	(1,363)	(576)
Adjustments		30	(75)	29
Balance at end of the period	$ 1,245	$ 2,372	$ 1,245	$ 2,372